SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment of long-lived assets and Goodwill
Impairment of long-lived assets	$ 0	$ 0	$ 0
Impairment of goodwill	$ 0	$ 0	$ 0
Customer relationships
Impairment of long-lived assets and Goodwill
Intangible assets useful life	10 years